Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1,	€ 48,503	€ 12,927
Additions	78,251	42,977
Depreciation expenses	(18,656)	(7,401)
As of December 31,	108,099	48,503
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1,	(7,950)	(549)
Depreciation expenses	(18,656)	(7,401)
As of December 31,	(26,605)	(7,950)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1,	56,453	13,476
Additions	78,251	42,977
As of December 31,	€ 134,704	€ 56,453